NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Aug. 01, 2015 USD ($)	Oct. 01, 2014 USD ($)	May 31, 2016 USD ($) shares	May 31, 2015 USD ($)	Jul. 20, 2016 USD ($)	Feb. 29, 2016 ft² a
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Allocated Share-based Compensation Expense			$ 327,500	$ 37,500
Chief Executive Officer [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term		5 years
Officers' Compensation		$ 150,000	150,000
Deferred Compensation Arrangement with Individual, Description		performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary)
Share-based Compensation Arrangement by Share-based Payment Award, Description		annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Due to Officers or Stockholders, Current			$ 250,000	106,250
Chief Operating Officer [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term	5 years
Officers' Compensation	$ 150,000
Deferred Compensation Arrangement with Individual, Description	performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary)
Share-based Compensation Arrangement by Share-based Payment Award, Description	annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares			250,000
Allocated Share-based Compensation Expense			$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Former Officer [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Due to Officers or Stockholders, Current			$ 16,290
Building [Member] | Affiliated Entity [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²						42,392
Area of Land (in Acres) | a						1.92
Operating Leases, Rent Expense			$ 177,844	$ 0
Convertible Notes Payable [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount					$ 250,000